FINANCIAL INVESTORS TRUST
1290 Broadway, Suite 1100
Denver, CO 80203

June 29, 2016

VIA EDGAR

Ms. Amy Miller
Division of Investment Management
U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, DC 20549

Re:	Financial Investors Trust (the “Trust” or “Registrant”)
File Nos. 33-72424, 811-8194
Post-Effective Amendment No. 176

Dear Ms. Miller:

On behalf of the Registrant, enclosed herewith is post-effective amendment No. 176 to the Registrant’s registration statement on Form N-1A (“PEA 176”). PEA 176 is being filed pursuant to Rule 485(a) under the Securities Act of 1933, as amended (the “1933 Act”) primarily to reflect certain changes in the principal investment strategy relating to the Redmont Resolute Fund II, a currently operating series of the Trust, and also to reflect, among other items, the addition of a new sub-adviser.

The SEC Staff is requested to address any comments on this filing to my attention at 720.917.0651.

Sincerely,

/s/ JoEllen L. Legg
JoEllen L. Legg, Esq.
Secretary
Financial Investors Trust

cc: Peter H. Schwartz, Esq., Davis Graham & Stubbs LLP